Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Details) - USD ($)		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Assets classified as level 3		$ 471,192	$ 246,405
Assets classified as level 3, Purchases		80,419	93,748
Assets classified as level 3, Maturities		(8,075)	(5,039)
Assets classified as level 3, Earnings	[1]	107,916	136,078
Assets classified as level 3		651,452	471,192
Liabilities classified as level 3		471,192	246,405
Liabilities classified as level 3, Purchases		80,419	93,748
Liabilities classified as level 3, Earnings	[1]	107,916	136,078
Liabilities classified as level 3		651,452	471,192
Derivative
Assets classified as level 3		471,192	246,405
Assets classified as level 3, Purchases		80,419	93,748
Assets classified as level 3, Maturities		(8,075)	(5,039)
Assets classified as level 3, Earnings	[1]	107,916	136,078
Assets classified as level 3		651,452	471,192
Liabilities classified as level 3		471,192	246,405
Liabilities classified as level 3, Purchases		80,419	93,748
Liabilities classified as level 3, Earnings	[1]	107,916	136,078
Liabilities classified as level 3		$ 651,452	$ 471,192

[1]	Included in net income are realized gains and losses associated with embedded derivatives.